Jun. 30, 2015
Hatteras Alternative Multi-Manager Fund
Hatteras Alternative Multi-Manager Fund
Hatteras Hedged Strategies Fund

a series of Hatteras Alternative Mutual Funds Trust

Institutional Class

June 30, 2015

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”)

dated April 30, 2015

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

Effective immediately, the name of the Hatteras Hedged Strategies Fund has changed to Hatteras Alternative Multi-Manager Fund (the “Fund”). Accordingly, all references to the Hatteras Hedged Strategies Fund are deleted and replaced with Hatteras Alternative Multi-Manager Fund.

Additionally, effective immediately, the Fund is open to new investors and the required minimum initial investment amount for Institutional Class shares has been reduced from $150 million to $1 million. Accordingly, all references to $150 million are deleted and replaced with $1 million. Management reserves the right to close and re-open the Fund to new or existing shareholders at any time.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.